John Hancock
Managed Account Shares
Quarterly portfolio holdings 8/31/2023

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.7%				$133,848,985
(Cost $137,838,147)
Communication services 7.4%				10,018,692
Entertainment 2.8%
Netflix, Inc. (A)	4.875	06-15-30	989,000	961,946
WarnerMedia Holdings, Inc.	4.279	03-15-32	556,000	490,636
WarnerMedia Holdings, Inc.	5.050	03-15-42	445,000	365,804
WarnerMedia Holdings, Inc.	5.141	03-15-52	2,400,000	1,913,063
Media 3.1%
Charter Communications Operating LLC	4.200	03-15-28	1,150,000	1,071,125
Charter Communications Operating LLC	4.800	03-01-50	1,958,000	1,450,657
Charter Communications Operating LLC	5.750	04-01-48	1,297,000	1,092,701
Charter Communications Operating LLC	6.484	10-23-45	682,000	627,406
Wireless telecommunication services 1.5%
T-Mobile USA, Inc.	3.875	04-15-30	1,554,000	1,418,375
T-Mobile USA, Inc.	5.750	01-15-54	634,000	626,979
Consumer discretionary 8.9%				12,073,896
Automobiles 5.8%
General Motors Company	5.400	10-15-29	1,254,000	1,212,333
General Motors Financial Company, Inc.	2.400	04-10-28	1,550,000	1,339,876
General Motors Financial Company, Inc.	2.400	10-15-28	1,445,000	1,222,997
General Motors Financial Company, Inc.	3.600	06-21-30	2,298,000	1,972,557
Hyundai Capital America (A)	2.375	10-15-27	411,000	360,112
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	1,200,000	1,039,454
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	750,000	668,357
Broadline retail 0.5%
eBay, Inc.	2.700	03-11-30	762,000	650,555
Distributors 0.1%
LKQ Corp. (A)	5.750	06-15-28	190,000	188,383
Hotels, restaurants and leisure 2.1%
Choice Hotels International, Inc.	3.700	12-01-29	339,000	299,347
Choice Hotels International, Inc.	3.700	01-15-31	235,000	201,600
Expedia Group, Inc.	2.950	03-15-31	374,000	312,684
Expedia Group, Inc.	3.800	02-15-28	1,111,000	1,035,519
Expedia Group, Inc.	4.625	08-01-27	839,000	813,824
Marriott International, Inc.	4.625	06-15-30	231,000	218,898
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30	577,000	537,400
Consumer staples 3.5%				4,789,029
Beverages 0.6%
Anheuser-Busch Companies LLC	4.700	02-01-36	708,000	677,634
Anheuser-Busch Companies LLC	4.900	02-01-46	121,000	112,560
Food products 2.9%
JBS USA LUX SA	3.625	01-15-32	1,098,000	901,109
JBS USA LUX SA	5.125	02-01-28	244,000	237,140
JBS USA LUX SA	5.750	04-01-33	670,000	637,662
Kraft Heinz Foods Company	4.375	06-01-46	1,443,000	1,194,081
Kraft Heinz Foods Company	4.875	10-01-49	217,000	192,361
Kraft Heinz Foods Company	5.000	06-04-42	404,000	369,087
Pilgrim’s Pride Corp.	6.250	07-01-33	471,000	467,395
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 17.8%				$24,100,246
Oil, gas and consumable fuels 17.8%
Aker BP ASA (A)	3.100	07-15-31	262,000	216,141
Aker BP ASA (A)	4.000	01-15-31	1,081,000	952,494
Cheniere Energy Partners LP	3.250	01-31-32	1,906,000	1,574,985
Cheniere Energy Partners LP	4.500	10-01-29	315,000	290,650
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	250,167
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	385,000	388,946
Continental Resources, Inc.	4.900	06-01-44	283,000	216,942
Diamondback Energy, Inc.	3.125	03-24-31	925,000	795,322
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,440,000	1,311,055
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%)	6.250	03-01-78	511,000	475,979
Energy Transfer LP	4.200	04-15-27	655,000	623,889
Energy Transfer LP	5.150	03-15-45	483,000	407,211
Energy Transfer LP	5.250	04-15-29	2,090,000	2,041,991
Energy Transfer LP	5.400	10-01-47	621,000	534,897
Energy Transfer LP	5.500	06-01-27	370,000	367,846
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	1,254,000	1,103,319
Kinder Morgan Energy Partners LP	7.750	03-15-32	275,000	304,872
MPLX LP	4.000	03-15-28	601,000	564,210
MPLX LP	4.125	03-01-27	15,000	14,362
MPLX LP	4.250	12-01-27	658,000	626,125
MPLX LP	4.950	09-01-32	663,000	626,348
MPLX LP	5.000	03-01-33	425,000	401,170
Occidental Petroleum Corp.	6.450	09-15-36	1,117,000	1,142,172
Occidental Petroleum Corp.	6.625	09-01-30	244,000	251,885
ONEOK, Inc.	5.650	11-01-28	319,000	319,466
ONEOK, Inc.	6.050	09-01-33	1,195,000	1,204,217
ONEOK, Inc.	6.625	09-01-53	761,000	767,481
Ovintiv, Inc.	5.650	05-15-28	198,000	196,485
Ovintiv, Inc.	6.250	07-15-33	198,000	197,652
Ovintiv, Inc.	7.200	11-01-31	27,000	28,481
Sabine Pass Liquefaction LLC	4.200	03-15-28	436,000	412,898
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,288,302
Sabine Pass Liquefaction LLC	5.000	03-15-27	521,000	512,185
Targa Resources Corp.	4.950	04-15-52	610,000	495,074
Targa Resources Partners LP	4.000	01-15-32	664,000	572,845
The Williams Companies, Inc.	4.650	08-15-32	462,000	433,833
Var Energi ASA (A)	7.500	01-15-28	200,000	207,678
Var Energi ASA (A)	8.000	11-15-32	1,394,000	1,470,503
Western Midstream Operating LP	4.050	02-01-30	447,000	398,727
Western Midstream Operating LP	6.150	04-01-33	112,000	111,441
Financials 16.7%				22,609,707
Banks 6.5%
Banco Santander SA	4.379	04-12-28	250,000	234,838
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	187,233
Bank of America Corp. (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%)	4.271	07-23-29	112,000	105,696
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)	6.300	03-10-26	59,000	58,841
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	293,655
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	108,000	87,014
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%)	6.174	05-25-34	381,000	379,670
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	107,975
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (A)	3.250	01-14-30	409,000	$350,011
Fifth Third Bancorp (6.339% to 7-27-28, then SOFR + 2.340%)	6.339	07-27-29	673,000	681,249
Huntington Bancshares, Inc. (6.208% to 8-21-28, then SOFR + 2.020%)	6.208	08-21-29	478,000	481,138
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	556,000	521,639
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	230,000	219,477
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	164,000	143,793
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	419,361
Santander Holdings USA, Inc.	3.450	06-02-25	315,000	300,557
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	241,447
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	320,000	300,637
Synovus Bank	5.625	02-15-28	490,000	454,204
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	216,000	165,249
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	335,260
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.536	12-01-23	47,000	46,588
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (B)(C)	9.312	11-01-23	58,000	58,389
Truist Financial Corp. (5.867% to 6-8-33, then SOFR + 2.361%)	5.867	06-08-34	1,000,000	990,817
U.S. Bancorp (5.836% to 6-10-33, then SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,098,978
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	554,000	549,153
Capital markets 5.9%
Ares Capital Corp.	2.150	07-15-26	1,010,000	887,594
Ares Capital Corp.	2.875	06-15-28	674,000	568,417
Ares Capital Corp.	3.250	07-15-25	236,000	221,292
Ares Capital Corp.	3.875	01-15-26	786,000	735,191
Blackstone Private Credit Fund	2.350	11-22-24	560,000	529,203
Blackstone Private Credit Fund	2.700	01-15-25	549,000	519,466
Blackstone Private Credit Fund	3.250	03-15-27	35,000	30,478
Blackstone Private Credit Fund	4.000	01-15-29	1,158,000	994,565
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	230,000	201,656
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	297,000	262,553
Jefferies Financial Group, Inc.	5.875	07-21-28	577,000	570,547
Lazard Group LLC	4.375	03-11-29	32,000	30,027
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	191,994
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	105,000	82,596
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	249,000	187,787
Morgan Stanley (5.164% to 4-20-28, then SOFR + 1.590%)	5.164	04-20-29	801,000	785,645
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%)	5.643	05-19-29	1,000,000	997,979
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	212,000	170,123
Consumer finance 0.6%
Ally Financial, Inc. (6.992% to 6-13-28, then SOFR + 3.260%)	6.992	06-13-29	543,000	542,086
Discover Financial Services	4.100	02-09-27	280,000	259,756
Financial services 0.2%
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	297,000	288,764
Insurance 3.5%
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,802,354
CNA Financial Corp.	2.050	08-15-30	208,000	166,549
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,241,093
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	575,000	568,859
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	251,000	$203,240
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	34,000	30,375
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	93,085
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	783,000	633,564
Health care 4.9%				6,648,950
Biotechnology 0.3%
Amgen, Inc.	5.250	03-02-30	405,000	405,561
Health care providers and services 2.8%
Cencora, Inc.	2.800	05-15-30	418,000	360,879
Centene Corp.	4.625	12-15-29	780,000	717,210
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	942,000	711,120
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	993,000	860,479
Universal Health Services, Inc.	1.650	09-01-26	345,000	306,442
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	893,360
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	4.977	08-10-30	407,000	406,018
Pharmaceuticals 1.5%
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	667,000	656,363
Royalty Pharma PLC	1.750	09-02-27	29,000	25,020
Viatris, Inc.	2.700	06-22-30	997,000	809,696
Viatris, Inc.	4.000	06-22-50	750,000	496,802
Industrials 20.6%				27,962,182
Aerospace and defense 4.3%
DAE Funding LLC (A)	3.375	03-20-28	686,000	610,148
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	428,548
Lockheed Martin Corp.	5.250	01-15-33	1,000,000	1,026,258
The Boeing Company	3.200	03-01-29	541,000	486,153
The Boeing Company	5.040	05-01-27	1,515,000	1,498,324
The Boeing Company	5.150	05-01-30	1,817,000	1,787,627
Building products 0.7%
Owens Corning	3.875	06-01-30	450,000	409,120
Owens Corning	3.950	08-15-29	603,000	560,925
Electrical equipment 0.7%
Regal Rexnord Corp. (A)	6.050	02-15-26	395,000	392,869
Regal Rexnord Corp. (A)	6.400	04-15-33	495,000	490,354
Machinery 0.6%
Ingersoll Rand, Inc.	5.400	08-14-28	149,000	149,336
Ingersoll Rand, Inc.	5.700	08-14-33	650,000	659,104
Passenger airlines 7.3%
Air Canada 2017-1 Class B Pass Through Trust (A)	3.700	01-15-26	149,090	140,519
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	399,487	402,294
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	423,476	390,961
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	966,926	882,047
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	36,469	31,897
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	17,013	13,824
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	482,845	417,157
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	762,780	630,071
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	137,410	119,448
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	86,286	76,157
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	282,751	$257,725
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	170,530	170,751
Delta Air Lines, Inc. (A)	4.750	10-20-28	802,000	770,126
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	757,344	646,157
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,010,227	946,866
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	428,496	375,058
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	198,344	186,610
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	259,885	231,200
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,333,242	2,313,409
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	282,521	272,632
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	683,000	681,088
Professional services 0.5%
Concentrix Corp.	6.600	08-02-28	743,000	727,618
Trading companies and distributors 6.5%
AerCap Ireland Capital DAC	1.750	01-30-26	1,526,000	1,380,760
AerCap Ireland Capital DAC	2.450	10-29-26	3,629,000	3,265,177
AerCap Ireland Capital DAC	3.000	10-29-28	1,466,000	1,270,380
Air Lease Corp.	2.100	09-01-28	207,000	174,276
Air Lease Corp.	2.875	01-15-26	493,000	460,795
Air Lease Corp.	3.625	12-01-27	380,000	349,150
Ashtead Capital, Inc. (A)	1.500	08-12-26	231,000	205,110
Ashtead Capital, Inc. (A)	4.250	11-01-29	469,000	420,846
Ashtead Capital, Inc. (A)	5.500	08-11-32	385,000	366,941
Ashtead Capital, Inc. (A)	5.550	05-30-33	200,000	191,787
Ashtead Capital, Inc. (A)	5.950	10-15-33	317,000	311,051
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	383,528
Information technology 7.5%				10,232,465
Communications equipment 0.4%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	139,456
Motorola Solutions, Inc.	2.750	05-24-31	184,000	149,254
Motorola Solutions, Inc.	4.600	05-23-29	305,000	293,893
IT services 0.1%
VeriSign, Inc.	2.700	06-15-31	200,000	163,742
Semiconductors and semiconductor equipment 6.0%
Broadcom, Inc. (A)	3.419	04-15-33	596,000	493,861
Broadcom, Inc.	4.750	04-15-29	1,723,000	1,661,653
Foundry JV Holdco LLC (A)	5.875	01-25-34	1,000,000	986,189
Micron Technology, Inc.	2.703	04-15-32	499,000	393,797
Micron Technology, Inc.	4.185	02-15-27	1,229,000	1,171,394
Micron Technology, Inc.	4.975	02-06-26	750,000	738,763
Micron Technology, Inc.	5.327	02-06-29	1,217,000	1,193,145
Micron Technology, Inc.	6.750	11-01-29	1,000,000	1,040,655
NXP BV	3.875	06-18-26	296,000	283,553
Qorvo, Inc. (A)	3.375	04-01-31	141,000	114,790
Software 0.2%
Oracle Corp.	2.950	04-01-30	151,000	130,888
VMware, Inc.	4.700	05-15-30	225,000	212,062
Technology hardware, storage and peripherals 0.8%
Dell International LLC	4.900	10-01-26	937,000	920,233
Dell International LLC	5.300	10-01-29	147,000	145,137
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 2.6%				$3,497,102
Chemicals 0.7%
Braskem Netherlands Finance BV (A)	5.875	01-31-50	458,000	352,277
OCI NV (A)	6.700	03-16-33	595,000	583,935
Metals and mining 1.9%
Anglo American Capital PLC (A)	4.000	09-11-27	500,000	472,090
Anglo American Capital PLC (A)	4.750	04-10-27	229,000	222,075
Freeport-McMoRan, Inc.	4.250	03-01-30	289,000	262,306
Freeport-McMoRan, Inc.	5.400	11-14-34	275,000	260,600
Freeport-McMoRan, Inc.	5.450	03-15-43	1,276,000	1,145,266
Newmont Corp.	2.800	10-01-29	230,000	198,553
Real estate 4.9%				6,620,456
Hotel and resort REITs 2.0%
Host Hotels & Resorts LP	3.375	12-15-29	1,343,000	1,142,262
Host Hotels & Resorts LP	3.500	09-15-30	702,000	598,880
Host Hotels & Resorts LP	4.000	06-15-25	1,045,000	1,008,690
Real estate management and development 0.5%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	640,025
Residential REITs 0.2%
American Homes 4 Rent LP	4.250	02-15-28	297,000	280,986
Specialized REITs 2.2%
American Tower Corp.	3.800	08-15-29	247,000	224,635
American Tower Trust I (A)	5.490	03-15-28	560,000	558,191
Crown Castle, Inc.	3.650	09-01-27	80,000	74,527
Crown Castle, Inc.	3.800	02-15-28	59,000	54,874
GLP Capital LP	3.250	01-15-32	332,000	267,686
GLP Capital LP	4.000	01-15-30	295,000	257,374
GLP Capital LP	5.375	04-15-26	263,000	257,519
SBA Tower Trust (A)	6.599	01-15-28	178,000	180,754
VICI Properties LP (A)	4.125	08-15-30	59,000	51,660
VICI Properties LP	4.375	05-15-25	70,000	68,055
VICI Properties LP (A)	4.625	12-01-29	802,000	724,487
VICI Properties LP	5.125	05-15-32	248,000	229,851
Utilities 3.9%				5,296,260
Electric utilities 2.5%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	268,410
Duke Energy Corp.	2.450	06-01-30	180,000	149,729
Eversource Energy	5.125	05-15-33	593,000	573,782
Georgia Power Company	4.950	05-17-33	324,000	313,500
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	918,000	754,609
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	426,143
NRG Energy, Inc. (A)	4.450	06-15-29	66,000	58,621
NRG Energy, Inc. (A)	7.000	03-15-33	443,000	440,421
Vistra Operations Company LLC (A)	3.700	01-30-27	165,000	151,750
Vistra Operations Company LLC (A)	4.300	07-15-29	343,000	304,256
Multi-utilities 1.4%
NiSource, Inc.	1.700	02-15-31	180,000	139,026

San Diego Gas & Electric Company	4.950	08-15-28	1,158,000	1,146,260

Sempra	5.500	08-01-33	575,000	569,753
Municipal bonds 0.2%				$301,229
(Cost $437,555)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,704
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value

Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	$77,066
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	82,916
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,249
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	95,294

	Yield (%)	Shares	Value
Short-term investments 1.4%			$1,968,388
(Cost $1,968,191)
Short-term funds 1.4%			1,968,388
John Hancock Collateral Trust (D)	5.4789(E)	196,906	1,968,388

Total investments (Cost $140,243,893) 100.3%	$136,118,602
Other assets and liabilities, net (0.3%)	(465,926)
Total net assets 100.0%	$135,652,676

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $22,293,697 or 16.4% of the portfolio’s net assets as of 8-31-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-23.
The portfolio had the following country composition as a percentage of net assets on 8-31-23:
United States	86.1%
Ireland	4.6%
Norway	2.1%
Canada	1.4%
Bermuda	1.3%
United Kingdom	1.1%
Other countries	3.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.2%				$85,509
(Cost $81,440)
Argentina 0.2%				85,509
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	277,000	85,509

Corporate bonds 97.0%				$43,435,594
(Cost $45,599,650)
Communication services 11.2%				5,037,231
Diversified telecommunication services 4.5%
C&W Senior Financing DAC (A)	6.875	09-15-27	400,000	371,232
Connect Finco SARL (A)	6.750	10-01-26	426,000	404,128
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI LLC (A)	4.750	10-15-28	394,000	$341,795
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	122,730
Telesat Canada (A)	5.625	12-06-26	84,000	59,279
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	91,764
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	413,000	240,776
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	282,000	211,341
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	269,000	174,850
Entertainment 0.6%
WMG Acquisition Corp. (A)	3.875	07-15-30	339,000	294,185
Interactive media and services 0.7%
Match Group Holdings II LLC (A)	3.625	10-01-31	135,000	110,053
Match Group Holdings II LLC (A)	4.125	08-01-30	252,000	216,120
Media 4.0%
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	532,000	451,077
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	200,000	168,600
News Corp. (A)	3.875	05-15-29	354,000	310,879
Sirius XM Radio, Inc. (A)	4.000	07-15-28	279,000	241,592
Sirius XM Radio, Inc. (A)	5.000	08-01-27	527,000	487,254
Stagwell Global LLC (A)	5.625	08-15-29	134,000	111,908
Wireless telecommunication services 1.4%
Millicom International Cellular SA (A)	6.250	03-25-29	261,000	238,883
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	386,000	388,785
Consumer discretionary 24.1%				10,804,221
Automobile components 0.6%
Dealer Tire LLC (A)	8.000	02-01-28	281,000	262,283
Automobiles 6.4%
Ford Motor Company	3.250	02-12-32	118,000	92,112
Ford Motor Credit Company LLC	2.900	02-16-28	125,000	106,674
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	169,230
Ford Motor Credit Company LLC	4.125	08-17-27	700,000	635,158
Ford Motor Credit Company LLC	5.113	05-03-29	850,000	781,840
Ford Motor Credit Company LLC	6.800	05-12-28	1,066,000	1,065,564
Broadline retail 1.0%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	121,000	109,382
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	136,000	119,000
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	274,000	234,955
Diversified consumer services 0.4%
Sotheby’s (A)	7.375	10-15-27	200,000	182,071
Hotels, restaurants and leisure 9.4%
Affinity Interactive (A)	6.875	12-15-27	192,000	170,007
Caesars Entertainment, Inc. (A)	7.000	02-15-30	110,000	110,421
CCM Merger, Inc. (A)	6.375	05-01-26	260,000	252,666
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	100,541
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	200,000	168,616
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	449,000	398,065
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	74,000	67,063
MGM Resorts International	4.750	10-15-28	641,000	581,720
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	539,000	468,930
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	345,000	321,281
Resorts World Las Vegas LLC (A)	4.625	04-16-29	450,000	367,855
Resorts World Las Vegas LLC (A)	4.625	04-06-31	200,000	152,972
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Resorts World Las Vegas LLC (A)	8.450	07-27-30	500,000	$493,713
Travel + Leisure Company (A)	4.625	03-01-30	158,000	135,943
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	126,000	114,912
Yum! Brands, Inc. (A)	4.750	01-15-30	345,000	317,699
Household durables 1.6%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	155,000	129,107
Century Communities, Inc. (A)	3.875	08-15-29	270,000	232,625
KB Home	4.000	06-15-31	383,000	322,632
KB Home	7.250	07-15-30	30,000	30,072
Specialty retail 4.7%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	40,000	35,287
Asbury Automotive Group, Inc.	4.750	03-01-30	272,000	238,455
Group 1 Automotive, Inc. (A)	4.000	08-15-28	321,000	285,016
Lithia Motors, Inc. (A)	3.875	06-01-29	123,000	105,602
Lithia Motors, Inc. (A)	4.375	01-15-31	309,000	262,909
Lithia Motors, Inc. (A)	4.625	12-15-27	29,000	26,786
The Michaels Companies, Inc. (A)	5.250	05-01-28	460,000	383,525
The Michaels Companies, Inc. (A)	7.875	05-01-29	513,000	355,612
Valvoline, Inc. (A)	3.625	06-15-31	521,000	415,920
Consumer staples 3.2%				1,425,613
Food products 2.3%
Coruripe Netherlands BV (A)	10.000	02-10-27	200,000	145,031
MARB BondCo PLC (A)	3.950	01-29-31	560,000	435,807
NBM US Holdings, Inc. (A)	6.625	08-06-29	463,000	431,677
Household products 0.8%
Edgewell Personal Care Company (A)	4.125	04-01-29	155,000	134,329
Edgewell Personal Care Company (A)	5.500	06-01-28	224,000	211,120
Personal care products 0.1%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	67,649
Energy 13.2%				5,895,720
Energy equipment and services 0.2%
CSI Compressco LP (A)	7.500	04-01-25	67,000	65,074
CSI Compressco LP (A)	7.500	04-01-25	27,000	26,224
Oil, gas and consumable fuels 13.0%
Antero Midstream Partners LP (A)	5.375	06-15-29	387,000	362,637
Antero Resources Corp. (A)	5.375	03-01-30	113,000	105,652
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	438,000	398,934
Ascent Resources Utica Holdings LLC (A)	8.250	12-31-28	72,000	72,076
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	130,000	118,118
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	219,000	192,939
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	830,000	757,002
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	825,000	730,026
EQM Midstream Partners LP (A)	7.500	06-01-27	50,000	50,466
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	41,020
Hess Midstream Operations LP (A)	4.250	02-15-30	104,000	91,426
Hess Midstream Operations LP (A)	5.500	10-15-30	19,000	17,787
Leviathan Bond, Ltd. (A)	6.500	06-30-27	570,000	550,050
Leviathan Bond, Ltd. (A)	6.750	06-30-30	93,000	87,048
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	236,462	158,429
Parkland Corp. (A)	4.500	10-01-29	226,000	199,133
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Parkland Corp. (A)	4.625	05-01-30	236,000	$208,051
Petroleos Mexicanos	7.690	01-23-50	1,036,000	693,171
Petroleos Mexicanos	8.750	06-02-29	149,000	132,857
Southwestern Energy Company	4.750	02-01-32	172,000	152,367
Sunoco LP	4.500	05-15-29	108,000	97,670
Sunoco LP	4.500	04-30-30	377,000	336,130
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	122,000	105,533
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	172,000	145,900
Financials 9.9%				4,420,270
Banks 7.0%
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	725,000	498,655
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	200,000	178,772
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	631,000	566,655
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	462,000	454,562
Fifth Third Bancorp (3 month LIBOR + 3.033%) (B)(C)	8.571	10-02-23	445,000	424,967
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	188,879
Popular, Inc.	7.250	03-13-28	510,000	513,188
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	300,872
Consumer finance 0.8%
Enova International, Inc. (A)	8.500	09-15-25	187,000	183,989
OneMain Finance Corp.	9.000	01-15-29	174,000	176,393
Financial services 1.5%
Block, Inc.	3.500	06-01-31	140,000	114,795
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	255,000	216,003
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	275,000	249,200
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	70,000	66,675
Insurance 0.6%
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	355,000	286,665
Health care 3.4%				1,523,487
Health care equipment and supplies 0.7%
Varex Imaging Corp. (A)	7.875	10-15-27	301,000	299,493
Health care providers and services 2.3%
AdaptHealth LLC (A)	5.125	03-01-30	177,000	145,191
DaVita, Inc. (A)	3.750	02-15-31	527,000	419,673
DaVita, Inc. (A)	4.625	06-01-30	537,000	460,613
Pharmaceuticals 0.4%
Organon & Company (A)	5.125	04-30-31	233,000	198,517
Industrials 13.5%				6,067,178
Aerospace and defense 0.6%
TransDigm, Inc.	5.500	11-15-27	277,000	262,879
Air freight and logistics 0.4%
Simpar Europe SA (A)	5.200	01-26-31	200,000	164,272
Building products 1.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	387,000	329,016
Builders FirstSource, Inc. (A)	6.375	06-15-32	258,000	251,533
Commercial services and supplies 2.0%
Albion Financing 1 SARL (A)	6.125	10-15-26	200,000	189,250
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	152,956
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
APX Group, Inc. (A)	5.750	07-15-29	292,000	$251,556
Prime Security Services Borrower LLC (A)	3.375	08-31-27	44,000	39,134
Prime Security Services Borrower LLC (A)	6.250	01-15-28	282,000	268,577
Construction and engineering 0.6%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	342,000	287,214
Electrical equipment 0.5%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	243,000	239,214
Ground transportation 1.1%
Uber Technologies, Inc. (A)	4.500	08-15-29	525,000	480,697
Passenger airlines 5.0%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	171,000	185,509
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	279,411	250,911
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	90,661	80,189
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	353,080	306,925
American Airlines, Inc. (A)	7.250	02-15-28	548,000	538,311
Delta Air Lines, Inc.	4.375	04-19-28	423,000	399,524
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	290,914	267,207
United Airlines, Inc. (A)	4.375	04-15-26	194,000	182,832
United Airlines, Inc. (A)	4.625	04-15-29	55,000	48,903
Professional services 0.2%
TriNet Group, Inc. (A)	3.500	03-01-29	114,000	98,152
Trading companies and distributors 1.8%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	253,000	217,577
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	369,000	329,406
United Rentals North America, Inc.	3.875	11-15-27	265,000	245,434
Information technology 1.8%				813,388
IT services 1.0%
Gartner, Inc. (A)	4.500	07-01-28	502,000	468,133
Software 0.8%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	382,000	345,255
Materials 9.3%				4,155,352
Chemicals 0.6%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	119,772
Sasol Financing USA LLC	5.500	03-18-31	174,000	139,262
Construction materials 2.5%
Cemex SAB de CV (A)	3.875	07-11-31	385,000	329,434
Cemex SAB de CV (A)	5.200	09-17-30	200,000	186,991
Cemex SAB de CV	5.200	09-17-30	225,000	210,365
Standard Industries, Inc. (A)	3.375	01-15-31	116,000	92,497
Standard Industries, Inc. (A)	4.375	07-15-30	297,000	254,593
Standard Industries, Inc. (A)	5.000	02-15-27	72,000	68,256
Containers and packaging 2.7%
Graphic Packaging International LLC (A)	3.500	03-01-29	218,000	186,876
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	326,000	321,027
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	110,000	108,733
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	209,000	210,871
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	415,000	373,259
Metals and mining 3.5%
Arsenal AIC Parent LLC (A)	8.000	10-01-30	167,000	170,547
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	572,000	556,896
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	200,000	$203,524
Hudbay Minerals, Inc. (A)	4.500	04-01-26	87,000	82,116
Novelis Corp. (A)	4.750	01-30-30	598,000	535,175
Volcan Cia Minera SAA (A)	4.375	02-11-26	8,000	5,158
Real estate 1.1%				488,327
Hotel and resort REITs 0.4%
XHR LP (A)	4.875	06-01-29	196,000	169,582
Real estate management and development 0.1%
Cushman & Wakefield US Borrower LLC (A)	8.875	09-01-31	27,000	27,221
Specialized REITs 0.6%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	91,000	78,575
Iron Mountain, Inc. (A)	5.250	07-15-30	236,000	212,949
Utilities 6.3%				2,804,807
Electric utilities 4.6%
Electricite de France SA (9.125% to 3-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	600,000	627,593
FirstEnergy Corp.	2.650	03-01-30	436,000	365,366
FirstEnergy Corp.	3.400	03-01-50	189,000	125,095
NRG Energy, Inc. (A)	3.375	02-15-29	98,000	80,778
NRG Energy, Inc. (A)	3.625	02-15-31	235,000	183,401
NRG Energy, Inc. (A)	3.875	02-15-32	477,000	369,066
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	311,000	305,497
Independent power and renewable electricity producers 1.7%
DPL, Inc.	4.125	07-01-25	233,000	221,652
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	433,000	400,122

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	136,000	126,237
Asset backed securities 0.1%				$33,163
(Cost $38,000)
Asset backed securities 0.1%				33,163
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	33,163

	Shares	Value
Common stocks 0.3%		$137,947
(Cost $315,469)
Energy 0.0%		8,017
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (D)	297	8,017
Utilities 0.3%		129,930
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	4,850	129,930

Preferred securities 0.8%		$354,683
(Cost $378,961)
Communication services 0.2%		66,120
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	3,800	66,120
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Shares	Value
Financials 0.6%		$288,563
Banks 0.6%
Wells Fargo & Company, 7.500%	250	288,563

	Par value^	Value
Escrow certificates 0.0%		$156
(Cost $0)
LSC Communications, Inc. (A)(D)(E)	80,000	156

	Yield (%)	Shares	Value
Short-term investments 1.7%			$757,458
(Cost $757,399)
Short-term funds 1.7%			757,458
John Hancock Collateral Trust (F)	5.4789(G)	75,772	757,458

Total investments (Cost $47,170,919) 100.1%	$44,804,510
Other assets and liabilities, net (0.1%)	(46,371)
Total net assets 100.0%	$44,758,139

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $30,165,773 or 67.4% of the portfolio’s net assets as of 8-31-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 8-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 8-31-23:
United States	76.7%
Mexico	4.5%
Canada	3.9%
United Kingdom	3.4%
Luxembourg	2.5%
Israel	2.1%
France	2.1%
Brazil	1.4%
Ireland	1.2%
Puerto Rico	1.1%
Other countries	1.1%
TOTAL	100.0%
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.3%				$19,451,371
(Cost $19,732,656)
Alaska 1.1%				220,726
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	220,726
Arizona 4.0%				799,249
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	319,465
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	230,029
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	300,000	249,755
Arkansas 1.4%				277,489
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	277,489
California 8.2%				1,616,435
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	250,000	259,133
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	250,000	259,016
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	239,390
California Statewide Communities Development Authority Loma Linda University Medical Center	5.250	12-01-44	250,000	247,680
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	197,571
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	183,647
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	130,967
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.476	06-01-66	1,000,000	99,031
Colorado 2.4%				473,260
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	222,272
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	250,988
Connecticut 1.5%				300,313
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	300,313
Delaware 1.2%				228,599
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	228,599
Florida 12.7%				2,515,940
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	234,030
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	202,323
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	300,000	249,201
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	196,197
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	219,713
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	$258,837
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	263,223
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	208,857
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	249,355
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	220,855
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	213,349
Georgia 3.3%				650,222
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	70,000	58,287
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	144,572
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	199,879
Development Authority of Burke County Georgia Power Company Vogtle Project, First Series 1996	3.875	10-01-32	250,000	247,484
Illinois 6.7%				1,321,943
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	394,918
Chicago Board of Education Series H, GO	5.000	12-01-46	250,000	241,376
City of Chicago Chicago Works, Series A, GO	5.500	01-01-43	200,000	210,186
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	251,134
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	224,329
Indiana 0.7%				137,662
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	185,000	137,662
Iowa 1.0%				190,165
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	200,000	190,165
Kansas 2.3%				463,578
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	250,000	221,710
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	265,000	241,868
Kentucky 1.2%				236,772
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	236,772
Louisiana 2.4%				479,857
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	232,364
Parish of St. John the Baptist Marathon Oil Corp. Project	4.050	06-01-37	250,000	247,493
Maryland 1.8%				358,316
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	223,019
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	130,000	$135,297
Massachusetts 4.6%				906,295
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	205,313
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	225,000	217,382
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	246,685
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	250,000	236,915
Michigan 1.6%				320,168
City of Detroit, GO	5.500	04-01-32	300,000	320,168
Missouri 2.1%				423,298
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	229,951
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	193,347
Montana 1.0%				191,608
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	191,608
New Hampshire 1.0%				191,794
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	191,794
New Jersey 1.3%				249,287
Salem County Pollution Control Financing Authority Philadelphia Electric Company Project, Series A, AMT	4.450	03-01-25	250,000	249,287
New York 5.3%				1,051,907
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	248,511
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	190,000	181,300
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	375,000	379,772
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	242,324
Ohio 3.2%				628,725
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	184,061
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	250,000	228,523
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	216,141
Oklahoma 1.0%				198,672
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	198,672
Oregon 1.3%				255,097
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	250,000	255,097
Pennsylvania 0.5%				93,458
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	100,000	93,458
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico 4.4%				$869,097
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	3.296	11-01-43	237,064	122,088
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	229,132
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	233,745
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	300,000	284,132
South Carolina 0.9%				184,186
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	250,000	184,186
Texas 9.4%				1,855,500
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	204,020
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	100,000	96,300
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	220,391
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	199,316
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	165,588
Love Field Airport Modernization Corp. Southwest Airlines Company Project, AMT	5.000	11-01-28	300,000	300,032
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	174,577
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	250,107
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	245,169
Utah 1.1%				226,767
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	226,767
Vermont 1.0%				194,376
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	250,000	194,376
Virgin Islands 1.8%				352,118
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	352,118
Virginia 2.6%				523,003
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	276,613
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	250,000	246,390
Wisconsin 2.3%				465,489
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	259,884
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	205,605

18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.1%			$213,341
(Cost $213,313)
Short-term funds 1.1%
John Hancock Collateral Trust (C)	5.4789(D)	21,341	213,341
Total investments (Cost $19,945,969) 99.4%			$19,664,712
Other assets and liabilities, net 0.6%			121,334
Total net assets 100.0%			$19,786,046

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,061,101 or 30.6% of the fund’s net assets as of 8-31-23.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 8-31-23.
The fund had the following sector composition as a percentage of net assets on 8-31-23:
General obligation bonds	7.0%
Revenue bonds	91.3%
Development	23.2%
Health care	19.0%
Education	12.7%
Other revenue	12.4%
Transportation	5.2%
Airport	4.4%
Housing	3.8%
Tobacco	3.7%
Utilities	3.5%
Water and sewer	2.5%
Pollution	0.9%
Short-term investments and other	1.7%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 35.7%				$29,498,060
(Cost $31,208,689)
Commercial and residential 31.0%				25,631,450
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	171,577	154,160
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	349,304	285,436
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	811,684	650,825
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	265,175	219,303
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	75,106	68,154
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	164,928	131,280
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	242,442
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	249,004
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	72,615
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	353,272	$341,505
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	208,198	181,571
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.924	01-15-34	325,528	317,449
Series 2022-CLS, Class A (A)	5.760	10-13-27	508,000	467,141
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	6.524	08-15-36	1,409,000	1,273,521
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	326,000	312,451
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	130,000	113,222
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	699,464
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	382,816
Series 2023-SMRT, Class A (A)(B)	6.015	06-10-28	325,000	322,467
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	1,399	1,389
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	400,509	306,622
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	776,177	599,886
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	141,208	113,474
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	185,322	163,530
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	24,879	20,825
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	1,137,847	943,433
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	370,000	273,853
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month CME Term SOFR + 1.277%) (A)(C)	6.588	05-15-36	224,442	223,794
Series 2020-NET, Class A (A)	2.257	08-15-37	516,406	465,439
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,251,898	938,142
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	129,247	107,730
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	430,565	359,038
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	69,017	53,263
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	453,052	359,703
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	835,163	667,801
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	685,000	623,821
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	447,497	384,303
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	35,282	32,569
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	292,441	243,731
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	153,913	122,624
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	823,628	650,023
GCAT Trust
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	174,298	157,078
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	205,344	171,541
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	268,226	216,792
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	119,937	101,901
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	99,170
Series 2019-GC39, Class A2	3.457	05-10-52	195,841	192,139
Series 2020-UPTN, Class A (A)	2.751	02-10-37	410,000	378,574
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	347,412	317,890
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	355,602	$301,838
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	313,648	255,831
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (A)	3.024	01-05-39	360,000	288,827
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) (A)(C)	6.556	05-15-36	485,000	480,383
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	308,228	269,387
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	95,180	87,644
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	567,166	460,174
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	256,167	228,513
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	344,870	285,498
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	536,574	417,155
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	575,419	429,215
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	200,000	163,874
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	665,000	533,199
Series 2021-OVA, Class C (A)	2.851	07-15-41	675,000	518,246
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	48,079	42,396
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	778,829	656,638
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	94,270
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	46,868	42,747
Series 2018-5, Class A1A (A)(B)	3.250	07-25-58	176,815	169,565
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	549,472	515,330
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	571,474	526,968
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	298,785	275,572
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	250,176	232,553
Series 2020-4, Class A1 (A)	1.750	10-25-60	719,972	627,715
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	298,046	272,577
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	314,691	266,877
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	505,877	423,787
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	217,086	168,139
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	424,846	342,856
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	91,155	74,357
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	163,453	139,618
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	63,272	55,855
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	208,942
U.S. Government Agency 4.7%				3,866,610
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.335	06-25-25	9,830,290	30,448
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,520,223	144,687
Series 2020-114, Class IO	0.800	09-16-62	843,258	49,615
Series 2020-118, Class IO	0.882	06-16-62	5,161,529	305,026
Series 2020-120, Class IO	0.761	05-16-62	1,003,389	56,614
Series 2020-137, Class IO	0.795	09-16-62	4,015,180	222,158
Series 2020-150, Class IO	0.962	12-16-62	1,113,383	75,446
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-170, Class IO	0.833	11-16-62	514,356	$31,785
Series 2020-92, Class IO	0.878	02-16-62	801,885	50,294
Series 2021-10, Class IO	0.986	05-16-63	437,496	30,234
Series 2021-11, Class IO	1.020	12-16-62	639,624	44,374
Series 2021-203, Class IO	0.869	07-16-63	5,757,090	368,981
Series 2021-220, Class IO	0.826	12-16-63	5,279,721	333,759
Series 2021-47, Class IO	0.992	03-16-61	4,668,363	311,901
Series 2022-150, Class IO	0.823	06-16-64	5,528,374	351,523
Series 2022-181, Class IO	0.715	07-16-64	2,442,644	165,906
Series 2022-57, Class IO	0.756	09-16-63	2,934,211	175,260
Series 2023-30, Class IO	1.147	11-16-64	2,986,350	227,023
Series 2023-36, Class IO	0.948	10-16-64	2,582,034	179,467
Series 2023-62, Class IO	0.938	02-16-65	4,985,491	356,542

Series 2023-91, Class IO	0.875	04-16-65	4,589,179	355,567
Asset backed securities 62.6%				$51,664,027
(Cost $53,069,856)
Asset backed securities 62.6%				51,664,027
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	574,202	534,804
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	1,830,000	1,605,780
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	1,020,000	943,148
Series 2020-SFR4, Class A (A)	1.355	11-17-37	420,000	382,230
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	479,654
Series 2021-SFR4, Class A (A)	2.117	12-17-38	323,000	287,282
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	245,000	243,200
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	400,237	353,062
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	1,294,950	1,150,496
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	672,933	579,045
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	353,038	332,274
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	947,830	893,716
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	93,610
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,106,326	1,000,317
Series 2021-1A, Class A1 (A)	1.530	03-15-61	877,419	770,884
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,340,979	1,170,282
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	789,108	679,019
Series 2022-1A, Class A (A)	2.720	01-18-47	436,724	375,297
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	596,000	535,396
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	1,695,000	1,495,558
Series 2021-2A, Class A2 (A)	2.400	10-25-51	656,000	567,447
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	392,175	361,034
Series 2021-1A, Class A2I (A)	2.045	11-20-51	517,778	454,201
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	780,227
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	997,920	$924,176
Series 2019-1A, Class A2 (A)	3.668	10-25-49	643,655	564,493
Series 2021-1A, Class A2I (A)	2.662	04-25-51	752,675	642,870
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	413,110	397,063
Series 2020-2A, Class A2 (A)	3.237	01-20-51	975,000	842,503
Series 2021-1A, Class A2 (A)	2.791	10-20-51	357,630	296,708
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	167,654	155,775
Series 2021-A, Class A (A)	1.360	08-27-35	71,867	64,237
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	124,580	113,971
Series 2020-SFR2, Class A (A)	1.266	10-19-37	895,553	813,726
Series 2021-SFR1, Class A (A)	1.538	08-17-38	714,164	629,515
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	186,171
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	386,548
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	1,103,000	1,107,131
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	311,790	296,200
Series 2021-1A, Class A2 (A)	2.773	04-20-29	441,000	409,303
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	570,000	524,920
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	187,765	172,571
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	74,222	67,374
Series 2021-2, Class A (A)	1.901	12-17-26	316,878	279,850
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	660,000	582,728
Series 2023-1A, Class A2 (A)	5.687	05-20-53	525,000	511,909
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	286,650	259,683
Series 2022-1A, Class A2I (A)	3.445	02-26-52	918,590	825,732
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	585,000	571,031
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	144,182
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	135,881	136,597
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	40,165	39,197
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	406,183	374,157
Series 2020-BA, Class A2 (A)	2.120	01-15-69	430,090	391,653
Series 2020-FA, Class A (A)	1.220	07-15-69	51,888	46,359
Series 2020-GA, Class A (A)	1.170	09-16-69	500,101	444,596
Series 2020-HA, Class A (A)	1.310	01-15-69	525,574	476,814
Series 2020-IA, Class A1A (A)	1.330	04-15-69	188,970	166,474
Series 2021-A, Class A (A)	0.840	05-15-69	625,947	544,495
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	62,930	54,058
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	1,335,265	1,120,445
Series 2022-1A, Class A2 (A)	3.695	01-30-52	748,600	617,126
Series 2023-1A, Class A2 (A)	7.308	01-30-53	318,400	311,249
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	997,000	$859,673
Series 2021-1, Class B1 (A)	2.410	10-20-61	570,000	475,519
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	248,886	232,737
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,089,276	973,152
Series 2021-SFR3, Class A (A)	1.637	05-17-26	347,521	310,463
Series 2021-SFR5, Class A (A)	1.427	07-17-38	291,009	256,733
Series 2021-SFR6, Class A (A)	1.524	07-17-38	430,137	381,078
SCF Equipment Leasing LLC
Series 2019-2A, Class B (A)	2.760	08-20-26	300,000	293,686
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	125,300
Series 2020-1A, Class B (A)	2.020	03-20-28	250,000	241,999
Series 2021-1A, Class B (A)	1.370	08-20-29	750,000	698,367
Series 2022-1A, Class A3 (A)	2.920	07-20-29	400,000	385,269
Series 2022-2A, Class A3 (A)	6.500	10-21-30	799,000	805,542
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	216,563	198,674
Series 2021-1A, Class A2 (A)	2.394	04-25-51	277,610	231,120
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	255,360	241,055
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	129,147	125,716
Series 2019-B, Class A2A (A)	2.840	06-15-37	141,792	132,862
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	224,544	200,068
Series 2021-A, Class APT2 (A)	1.070	01-15-53	173,780	149,758
Series 2021-D, Class A1A (A)	1.340	03-17-53	180,854	159,797
Series 2023-A, Class A1A (A)	5.380	01-15-53	166,076	164,047
Series 2023-C, Class A1A (A)	5.670	11-15-52	160,000	159,558
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	97,499	91,826
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	511,190	466,680
Series 2020-1A, Class A2II (A)	4.336	01-20-50	446,446	393,157
Series 2021-1A, Class A2I (A)	2.190	08-20-51	888,635	721,432
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	945,165	818,864
Series 2021-1A, Class A2II (A)	2.294	08-25-51	589,500	488,314
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	787,950	687,852
Series 2021-1A, Class A (A)	1.650	02-20-46	525,938	439,296
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	394,522	335,777
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,413,917	1,222,958
Series 2021-1A, Class A (A)	1.860	03-20-46	572,100	484,097
Vantage Data Centers LLC
Series 2020-1A, Class A2 (A)	1.645	09-15-45	870,000	786,544
Series 2020-2A, Class A2 (A)	1.992	09-15-45	785,000	664,066
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	659,971	602,561
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	568,096	497,993
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,182,860	983,936
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	1,261,785	1,107,886
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	602,700	$507,062

	Yield (%)	Shares	Value
Short-term investments 1.5%			$1,252,871
(Cost $1,252,736)
Short-term funds 1.5%			1,252,871
John Hancock Collateral Trust (D)	5.4789(E)	125,330	1,252,871

Total investments (Cost $85,531,281) 99.8%	$82,414,958
Other assets and liabilities, net 0.2%	132,766
Total net assets 100.0%	$82,547,724

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,285,335 or 90.0% of the portfolio’s net assets as of 8-31-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-23.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$133,848,985	—	$133,848,985	—
Municipal bonds	301,229	—	301,229	—
Short-term investments	1,968,388	$1,968,388	—	—
Total investments in securities	$136,118,602	$1,968,388	$134,150,214	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$85,509	—	$85,509	—
Corporate bonds	43,435,594	—	43,435,594	—
Asset backed securities	33,163	—	33,163	—
Common stocks	137,947	$129,930	8,017	—
Preferred securities	354,683	354,683	—	—
Escrow certificates	156	—	—	$156
Short-term investments	757,458	757,458	—	—
Total investments in securities	$44,804,510	$1,242,071	$43,562,283	$156

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
26	|

	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (continued)
Municipal bonds	$19,451,371	—	$19,451,371	—
Short-term investments	213,341	$213,341	—	—
Total investments in securities	$19,664,712	$213,341	$19,451,371	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$29,498,060	—	$29,498,060	—
Asset backed securities	51,664,027	—	51,664,027	—
Short-term investments	1,252,871	$1,252,871	—	—
Total investments in securities	$82,414,958	$1,252,871	$81,162,087	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	196,906	$1,774,687	$24,213,286	$(24,020,058)	$120	$353	$33,412	—	$1,968,388
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	75,772	$319,300	$12,542,232	$(12,104,317)	$183	$60	$9,480	—	$757,458
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	21,341	$52,385	$301,101	$(140,171)	$(12)	$38	$2,135	—	$213,341
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	125,330	$340,584	$21,178,079	$(20,266,055)	$123	$140	$20,695	—	$1,252,871
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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